Profit Share Allocation (Narrative) (Details)	12 Months Ended
Dec. 31, 2016
Millburn Multi-Markets Trading L.P. [Member]
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Profit share percentage	20.00%